Loan and Security Agreement and Convertible Notes - Future Minimum Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017
Debt Instrument [Line Items]
Unamortized debt discount			$ (44,800)
Total minimum payment		$ 5,211
Current portion	$ (10,150)	0
Long-term debt, excluding current maturities	223,136	$ 5,211
Scilex Pharmaceuticals, Inc | Senior Secured Notes, Due 2026 | Senior Notes
Debt Instrument [Line Items]
Amounts due in 2019	8,696
Amount due in 2020	30,010
Amount due in 2021	52,474
Amount due in 2022	99,153
Amount due in 2023	33,667
Total future minimum payments	224,000
Unpaid interest	(77,624)
Unamortized debt discount	(5,313)
Total minimum payment	141,063
Current portion	(8,696)
Long-term debt, excluding current maturities	$ 132,367